Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 496		$ 112		$ 394	$ 129
Cost of services	(976)		(589)		(1,235)	(1,191)
Gross loss	(480)		(477)		(841)	(1,062)
Operating expenses:
Research and development	(4,817)		(4,042)		(8,634)	(8,237)
Sales and marketing	(2,700)		(2,767)		(5,213)	(8,108)
General and administrative	(1,908)		(1,109)		(2,540)	(2,852)
Total operating expenses	(9,425)		(7,918)		(16,387)	(19,197)
Operating loss	(9,905)		(8,395)		(17,228)	(20,259)
Financial income (expenses), net	(3,142)		(2,645)		(2,737)	1,226
Loss before income tax expense	(13,047)		(11,040)		(19,965)	(19,033)
Income tax expense	(57)		(44)		(76)	(75)
Net loss	$ (13,104)		$ (11,084)		$ (20,041)	$ (19,108)
Net loss per share attributable to ordinary shareholders, basic and diluted	$ (0.42)		$ (0.37)		$ (0.65)	$ (0.64)
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	31,516,984	[1]	30,147,656	[1]	30,668,412	29,801,064
Pro forma net loss per share attributable to ordinary shareholders, basic and diluted (unaudited)					$ (0.21)	$ (0.22)
Weighted-average shares used in computing pro forma net loss per share attributable to ordinary shareholders, basic and diluted (unaudited)					94,018,974	87,998,558

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 1B.